Restatement of Financial Statements	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Restatement of Financial Statements [Abstract]
RESTATEMENT OF FINANCIAL STATEMENTS

NOTE 3—RESTATEMENT OF FINANCIAL STATEMENTS

The Company restated its previously issued financial statements as for the three months ended March 31, 2020 to reflect the modification of a sales tax liability. The Company determined that it should accrue a liability for potential 2020 sales taxes that might be payable to the states in which it operates as a result of the Wayfair decision (See Note 2 – Sales Tax Liability). Accordingly, the Company accrued a liability of $921,900, representing a potential liability for sales taxes and penalties of $873,200 and interest expense of $48,700.

The following tables summarize the effect of the restatement on the specific items presented in the Company's previously reported financial statements:

1847 GOEDEKER INC.

STATEMENTS OF OPERATIONS

Three Months Ended March 31, 2020

	As Filed	Adjustments	As Restated
Gross profit	$1,566,008	$-	$1,566,008
Operating Expenses
General and administrative	566,640	873,200	1,439,840
Total Operating Expenses	2,881,141	873,200	3,754,341
LOSS FROM OPERATIONS	(1,315,133)	(873,200)	(2,188,333)
Total Other Income (Expense)	(404,987)	(48,700)	(453,687)
NET LOSS BEFORE INCOME TAXES	(1,720,120)	(921,900)	(2,642,020)
INCOME TAX BENEFIT (EXPENSE)	435,000	-	435,000
NET LOSS	$(1,285,120)	$(921,900)	$(2,207,020)

LOSS PER COMMON SHARE – BASIC AND DILUTED	$(0.26)		$(0.44)
WEIGHTED-AVERAGE NUMBER OF COMMON SHARES OUTSTANDING – BASIC AND DILUTED	5,000,000		5,000,000

1847 GOEDEKER INC.

STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT)

Three Months Ended March 31, 2020

	Common Stock		Additional Paid-in	Accumulated	Total Stockholders'
	Shares	Amount	Capital	Deficit	Deficit
As Filed:
Balance, January 1, 2020	4,750,000	$475	$1,079,179	$(2,068,150)	$(795,954)
Net loss	-	-	-	(1,285,120)	(1,285,120)
Balance, March 31, 2020	4,750,000	$475	$1,079,179	$(3,353,270)	$(2,081,074)

As Restated:
Balance, January 1, 2020	4,750,000	$475	$1,079,179	$(5,157,871)	$(4,078,217)
Net loss	-	-	-	(2,207,020)	(2,207,020)
Balance, March 31, 2020	4,750,000	$475	$1,079,179	$(7,364,891)	$(6,285,237)

1847 GOEDEKER INC.

STATEMENTS OF CASH FLOWS

Three Months Ended March 31, 2020

	As Filed	Adjustments	As Restated
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$(1,285,120)	$(921,900)	$(2,207,020)
Accounts payable and accrued expenses	520,364	921,900	1,442,264
Net cash provided by (used in) operating activities	958,356	-	958,356
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities	-	-	-
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by (used in) financing activities	(775,158)	-	(775,158)
NET CHANGE IN CASH AND RESTRICTED CASH	183,198	-	183,198
CASH AND RESTRICTED CASH, BEGINNING OF PERIOD	64,470	-	64,470
CASH AND RESTRICTED CASH, END OF PERIOD	$247,668	$-	$247,668

NOTE 3—RESTATEMENT OF FINANCIAL STATEMENTS

The Company restated its previously issued financial statements as of and for the year ended December 31, 2019 to reflect the modification of a sales tax liability and purchase accounting adjustments:

(1)	The Company determined that it should accrue a liability for potential 2019 sales taxes that might be payable to the states in which it operates as a result of the Wayfair decision (See Note 2 – Sales Tax Liability). Accordingly, the Company accrued a liability of $2,910,200, representing a potential liability for sales taxes and penalties of $2,808,000 and interest expense of $102,200.

(2)	The Company adjusted the fair value of ownership interests in Holdco that were transferred to seller and the value of liabilities assumed in the April 5, 2019 acquisition (see Note 10) resulting in a $372,063 reduction in Goodwill; a $192,542 reduction in Additional Paid in Capital, and $179,521 reduction in liabilities assumed, which was recognized as a general and administrative expense.

The following tables summarize the effect of the restatement on the specific items presented in our historical financial statements included in our previously reported December 31, 2019 financial statements:

1847 GOEDEKER INC.
BALANCE SHEET

	December 31, 2019 (As Filed)		Adjustments	December 31, 2019 (As Restated)
ASSETS
Total Current Assets	4,494,402		-	4,494,402
Goodwill	4,976,016	(2)	(372,063)	4,603,953
TOTAL ASSETS	$14,278,926		$(372,063)	$13,906,863

LIABILITIES AND STOCKHOLDERS' DEFICIT
Current Liabilities
Accounts payable and accrued expenses	$2,465,220	(1)	$2,910,200	$5,375,420
Total Current Liabilities	11,215,028		2,910,200	14,125,228
TOTAL LIABILITIES	15,074,880		2,910,200	17,985,080
Stockholders' Deficit
Additional paid-in capital	1,271,721	(2)	(192,542)	1,079,179
Accumulated deficit	(2,068,150	)(1)	(2,910,200)	(5,157,871)
		(2)	(179,521)
Total Stockholders' Deficit	(795,954)		(3,282,263)	(4,078,217)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	14,278,926		$(372,063)	$13,906,863

1847 GOEDEKER INC.
STATEMENTS OF OPERATIONS

	Period from April 6, 2019 through December 31, 2019 (As Filed)	Adjustments	Period from April 6, 2019 through December 31, 2019 (As Restated)
Gross profit	6,071,983	-	6,071,983
Operating Expenses
General and administrative	1,741,050 (1)	2,808,000	4,728,571
	(2)	179,521
Total Operating Expenses	7,789,221	2,987,521	10,776,742

LOSS FROM OPERATIONS	(1,717,238)	(2,987,521)	(4,704,759)

Total Other Income (Expense)	(1,049,215)	(102,200)	(1,151,415)

NET LOSS BEFORE INCOME TAXES	(2,766,453)	(3,089,721)	(5,856,174)

INCOME TAX BENEFIT (EXPENSE)	698,303	-	698,303

NET LOSS	$(2,068,150)	$(3,089,721)	$(5,157,871)

LOSS PER COMMON SHARE – BASIC AND DILUTED	$(0.41)		$(1.03)

WEIGHTED-AVERAGE NUMBER OF COMMON SHARES OUTSTANDING – BASIC AND DILUTED	5,000,000		5,000,000

1847 GOEDEKER INC.
STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT)

	Common Stock		Additional Paid-in	Accumulated	Total Stockholders' Equity
	Shares	Amount	Capital	Deficit	(Deficit)
As Filed:
Capital contribution by Holdco for the acquisition of Goedeker Television Co.	4,750,000	475	979,048	-	979,523
Net loss for the period from April 6, 2019 through December 31, 2019	-	-	-	(2,068,150)	(2,068,150)
Balance, December 31, 2019	4,750,000	$475	$1,272,195	$(2,068,150)	$(795,954)

As Restated:
Capital contribution by Holdco for the acquisition of Goedeker Television Co.	4,750,000	475	786,506	-	786,981
Net loss for the period from April 6, 2019 through December 31, 2019	-	-	-	(5,157,871)	(5,157,871)
Balance, December 31, 2019	4,750,000	$475	$1,079,179	$(5,157,871)	$(4,078,217)

1847 GOEDEKER INC.
STATEMENTS OF CASH FLOWS

	Period from April 6, 2019 through December 31, 2019 (As Filed)		Adjustments	Period from April 6, 2019 through December 31, 2019 (As Restated)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$(2,068,150)	(1)	$(2,910,200)	$(5,157,871)
		(2)	(179,521)
Accounts payable and accrued expenses	(1,464,657)	(1)	2,910,200
		(2)	179,521	1,625,064
Net cash provided by (used in) operating activities	(2,299,215)		-	(2,299,215)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities	(2,200)			(2,200)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities	2,772,723		-	2,772,723
NET CHANGE IN CASH AND RESTRICTED CASH	471,308		-	471,308
CASH AND RESTRICTED CASH, BEGINNING OF YEAR	-		-	-
CASH AND RESTRICTED CASH, END OF YEAR	$471,308		$-	$471,308